Note 13 - Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current	$ 128	$ 2,263
Deferred	351	(221)
Total federal	479	2,042
State, current	749	1,012
Total	$ 1,228	$ 3,054